Convertible Preference Share Liabilities	12 Months Ended
Dec. 31, 2024
Convertible Preference Share Liabilities [Abstract]
Convertible preference share liabilities
23.	Convertible preference share liabilities

	Year ended December 31, 2024
	No. of units	Amount
At January 1, 2024	18,000	$7,767,238
Convertible preference share liabilities issued	10,000	5,544,628
Convertible preference share liabilities exercised	(28,000)	(39,465,089)
Change in fair value	-	26,153,223
At December 31, 2024	-	$-

	Year ended December 31, 2023
	No. of units	Amount
At January 1, 2023	-	$-
Convertible preference share liabilities issued	25,000	14,067,712
Convertible preference share liabilities exercised	(7,000)	(5,214,962)
Change in fair value	-	(1,085,512)
At December 31, 2023	18,000	$7,767,238

a)	The terms of the Convertible Preference Shares issued by the Company are as follows:

i)	The Company issued 25,000 Series A Convertible Preference Shares (the “Preference Shares”) and 20,000,000 Series A Ordinary Share Purchase Warrants (the “Private Warrants”) associated with the securities purchase agreement entered on September 19, 2023 in exchange for $25,000,000, which was fully received in September, 2023. Each Preference Share and accompanying Private Warrants were sold together at a price of $1,000 pursuant to the securities purchase agreement. The securities purchase agreement offered the purchasers to convert Preference Shares to the Company’s ordinary shares at any time without maturity date and to exercise Private Warrants to purchase the Company’s ordinary shares before the Expiration Date at 1-to-1 ratio (or 10-to-1 reflective of the 10-to-1 reverse stock split effective April 15, 2024).
ii)	The Company issued 10,000 Series B Convertible Preference Shares (the “Preference Shares”) and 8,250,000 Series B Ordinary Share Purchase Warrants (the “Private Warrants”) associated with the securities purchase agreement entered on February 20, 2024. Each Preference Share and accompanying Private Warrants were sold together at a price of $1,000 pursuant to the securities purchase agreement. The securities purchase agreement offered the purchasers to convert Preference Shares to the Company’s ordinary shares at any time without maturity date and to exercise Private Warrants to purchase the Company’s ordinary shares before the Expiration Date at 1-to-1 ratio (or 10-to-1 reflective of the 10-to-1 reverse stock split effective April 15, 2024).

iii)	The Preference Shares are perpetual and have no maturity date. The Company may, at its option, force conversion of the Preference Shares in whole or in part if the VWAP (as defined in the certificate of designation for the Preference Shares (the “Certificate of Designation”)) is at least 200% of the then in effect Conversion Price (as defined in the Certificate of Designation) for each Trading Day (as defined in the Certificate of Designation) during any 10 consecutive Trading Day period, provided that certain volume thresholds and other conditions set forth in the Certificate of Designation are met, subject certain other limitations. Each Preference Share may be converted into the number of ordinary shares obtained by dividing $1,000 by the then in effect Conversion Price (as defined in the Certificate of Designation). The Conversion Price is initially $1.25 per ordinary share (or $12.50 reflective of the 10-to-1 reverse stock split effective April 15, 2024), subject to appropriate adjustment in the event of certain share dividends and distributions, share splits, share combinations, reclassifications or similar events affecting our ordinary shares and also upon any distributions of assets, including cash, shares or other property to our shareholders.

b)

For the year ended December 31, 2024, 28,000 shares of the convertible preference shares have been converted into 70,320,116 shares of the Company’s ordinary shares (or 7,032,012 shares reflective of the 10-to-1 reverse stock split effective April 15, 2024).

For the year ended December 31, 2023, 7,000 shares of the convertible preference shares have been converted into 5,600,000 shares of the Company’s ordinary shares (or 560,000 shares reflective of the 10-to-1 reverse stock split effective April 15, 2024).